Warrants Liability - Schedule of Fair Value of the Warrants Granted (Details)	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
PIPE [Member] | PIPE Warrants issued on 7 February 2025 [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	4,910,000
Dividend yield	0.00%
Expected volatility	80.00%
Risk-free interest rate	4.325%
Expected life of warrants	4
Exercise price (in Dollars per share)	$ 7
Implied issue date share price (in Dollars) | $	$ 1.9
Black and Scholes Option Pricing Model [Member] | PIPE Warrants issued on 7 February 2025 [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,595,000
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	4.146%
Expected life of warrants	2.6
Exercise price (in Dollars per share)	$ 7
Share price (in Dollars per share)	$ 10.25
PIPE Investor Warrants [Member] | PIPE Warrants issued on 6 October 2025 [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	10,000,000
Dividend yield	0.00%
Expected volatility	87.50%
Risk-free interest rate	3.81%
Expected life of warrants	6
Exercise price (in Dollars per share)	$ 7
Implied issue date share price (in Dollars) | $	$ 7.98
Black Scholes Model of Warrants [Member] | PIPE Warrants issued on 6 October 2025 [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	9,990,000
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	4.205%
Expected life of warrants	5.26
Exercise price (in Dollars per share)	$ 7
Share price (in Dollars per share)	$ 10.25
Monte Carlos Simulation (MCS) Model [Member] | Warrants issued on 27 February 2024 with exercise price of $5.00 (subject to adjustments) [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,814,797
Dividend yield	0.00%
Expected volatility	75.00%
Risk-free interest rate	4.50%
Expected life of warrants	3
Exercise price (in Dollars per share)	$ 10.71
Implied issue date share price (in Dollars) | $	$ 10.2
Black and Scholes Option [Member] | Additional Warrants Issued to Empery Asset Management LP [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,000,000
Dividend yield	0.00%
Expected volatility	75.00%
Risk-free interest rate	4.30%
Expected life of warrants	5
Exercise price (in Dollars per share)	$ 11.45
Implied issue date share price (in Dollars) | $	$ 1.53